ADVISORSHARES DENT TACTICAL ETF (NYSE Arca Ticker: DENT)

Summary Prospectus – October 28, 2011

Before you invest in the Fund, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and the risks of investing in the Fund.  The Fund’s current prospectus and statement of additional information, each dated October 28, 2011, as supplemented from time to time, are incorporated by reference into this summary prospectus.  You can find the Fund’s prospectus and statement of additional information, as well as other information about the Fund, online at  http://advisorshares.com/content/dent-tactical-etf.  You may also obtain this information at no charge by calling 877.THE.ETF1 (877.843.3831) or by sending an email request to info@advisorshares.com.

INVESTMENT OBJECTIVE
The Dent Tactical ETF (the “Fund”) seeks to provide long-term growth of capital.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	0.95%
DISTRIBUTION (12b-1) FEES	0.00%
OTHER EXPENSES	1.31%
ACQUIRED FUND FEES AND EXPENSES(a)	0.15%
TOTAL ANNUAL FUND OPERATING EXPENSES	2.41%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(b)	0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(c)	1.65%

(a)
As a shareholder in certain Underlying ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds.  “Acquired Fund Fees and Expenses” do not reflect the operating expenses of exchange-traded products that are not investment companies in which the Fund invests, including exchange-traded notes and certain exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940.

(b)
The Advisor has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.50% of the Fund’s average daily net assets for at least a year from the date of this Prospectus.  The expense limitation agreement (i) may be terminated at any time by the Board of Trustees, (ii) may be terminated by the Advisor upon ninety days’ prior written notice to the Trust, and (iii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

(c)
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights(and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds.  This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.  If the commissions were included, your cost would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$168	$679	$1,217	$2,688

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  This ratio excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 456% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is considered a “fund of funds,” that seeks to achieve its investment objective by investing primarily in other exchange-traded funds (the “Underlying ETFs”), and shares of certain exchange-traded products (“ETPs”), including but not limited to, exchange-traded notes (“ETNs”), exchange-traded currency trusts and exchange-traded commodities pools.  H.S. Dent Investment Management, LLC (the “Sub-Advisor”) seeks to achieve the Fund’s investment objective by identifying, through proprietary economic and demographic analysis, the overall trend of the U.S. and global economies, and then implementing investment strategies in asset classes (such as, but not limited to, foreign and domestic equities or fixed income securities) that the Sub-Advisor believes will benefit from these trends.  The Sub-Advisor may consider selling an Underlying ETF based on its proprietary model for one or more of the following reasons: the Underlying ETF price has reached its target, the Underlying ETF’s fundamentals or price appear to be deteriorating, or better Underlying ETF selections are believed to have been identified by the Sub-Advisor.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to a number of risks that may affect the value of its shares, including:

Allocation Risk. The selection of the Underlying ETFs and ETPs and the allocation of the Underlying ETFs’ and ETPs’ assets among the various market segments may cause the Fund to underperform other funds with a similar investment objective.  Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

Early Closing Risk.  An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Liquidity Risk.  Trading in shares of the Fund, an Underlying ETF or an ETP may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.  In addition, the Fund’s investments in ETNs and certain other ETPs may be subject to restrictions on the amount and timing of any redemptions, which may adversely affect the Fund.

Market Risk.  Due to market conditions, the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Portfolio Turnover Risk.  The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Trading Risk.  Shares of the Fund may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Underlying Fund Investment Risk. Through its investments in the Underlying ETFs and ETPs, the Fund will be subject to the risks associated with the Underlying ETFs’ and ETPs’ investments, including the possibility that the value of the securities held by an Underlying ETF or ETP could decrease.  These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying ETF or ETP allocation.

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Commodities Risk.  Because certain Underlying ETFs and ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities will have a disproportionate impact on such Underlying ETFs and ETPs. An Underlying ETF’s or ETP’s investment in commodities or commodity-linked derivative instruments may subject the ETF or ETP (and indirectly the Fund) to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

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Concentration Risk.  An Underlying ETF or ETP may, at various times, concentrate in the securities or commodities of a particular industry, group of industries, or sector. When an Underlying ETF or ETP is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector.

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Credit Risk. Certain Underlying ETFs and ETPs are subject to the risk that a decline in the credit quality of a portfolio investment or a counterparty to a portfolio investment could cause the Underlying ETF’s or ETP’s share price to fall. The Underlying ETFs and ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

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Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETF’s or ETP’s investments in, or an ETN’s exposure to, emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

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Equity Risk. The prices of equity securities in which an Underlying ETF or ETP invests or is exposed to rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

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Fixed Income Risk.  An Underlying ETF’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected.  Either situation could cause the Underlying ETF to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

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Foreign Currency Risk.  Currency movements may negatively impact the value of an Underlying ETF or ETP portfolio security even when there is no change in the value of the security in the issuer’s home country. Certain Underlying ETFs and ETPs may not hedge against the risk of currency exchange rate fluctuations, while other Underlying ETFs and ETPs may if there is volatility in currency exchange rates.

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Foreign Securities Risk.  An Underlying ETF’s investments in, or an ETP’s exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

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High Yield Risk.  An Underlying ETF may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.

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Income Risk.  An Underlying ETF or ETP may derive dividend and interest income from certain of its investments.  This income can vary widely over the short- and long-term.  If prevailing market interest rates drop, distribution rates of an Underlying ETF’s or ETP’s income producing investments may decline which then may adversely affect the Fund’s value.

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Interest Rate Risk. An Underlying ETF’s investments in, or an ETP’s exposure to, fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an Underlying ETF’s or ETP’s yield will change over time. During periods when interest rates are low, an Underlying ETF’s or ETP’s yield (and total return) also may be low. To the extent that the investment adviser (or sub-adviser) of an Underlying ETF or issuer of an ETP anticipates interest rate trends imprecisely, the Underlying ETF or ETP could miss yield opportunities or its share price could fall.

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Investment Risk.  Similar to an investment in the Fund, an investment in an Underlying ETF or ETP is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment in an Underlying ETF or ETP. Further, there is no guarantee that an Underlying ETF or ETP will be able to achieve its objective.

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Large-Cap Risk.  An Underlying ETF or ETP may invest in large-cap companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of small- and mid-cap companies or the market as a whole.

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Mid-Cap Risk.  An Underlying ETF or ETP may invest in mid-cap companies. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the market as a whole.

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Real Estate Investment Trusts (“REITs”) Risk. Certain of the Underlying ETFs invest in REITs.  An Underlying ETF’s investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

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Small Cap Risk. An Underlying ETF may invest in small-cap companies.  Small-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-cap companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.  During a period when small-cap stocks fall behind other types of investments — large-cap stocks, for instance — the Underlying ETF’s performance could be reduced.

As with any fund, there is no guarantee that the Fund will achieve its investment goal.

FUND PERFORMANCE

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of September 30, 2011 was (1.61)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	6.54%	3Q/2010
Lowest Return	(8.20)%	2Q/2010

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 2010

Dent Tactical ETF	1 Year	Since Inception (09/16/2009)
Return Before Taxes Based on NAV	4.58%	2.93%
Return After Taxes on Distributions	4.53%	2.59%
Return After Taxes on Distributions and Sale of Fund Shares	2.98%	2.30%
S&P 500 Index (Reflects no deduction for fees, expenses, or taxes)	15.06%	17.08%

MANAGEMENT

Name	Title
AdvisorShares Investments, LLC	Advisor

H.S. Dent Investment Management, LLC	Sub-Advisor

PORTFOLIO MANAGERS

Name and Title	Length of Service with Sub-Advisor
Harry S. Dent Jr., Founder & Managing Member	Majority owner of the H.S. Dent Investment Management, LLC since 1999.

Rodney G. Johnson, President & CCO	Joined the H.S. Dent Investment Management, LLC in 2000. Current position held since 2002.

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis at NAV only in a large specified number of shares called a “Creation Unit.”  The shares of the Fund that trade on the Exchange are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of 65,000 shares.  A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Distributor or a Depository Trust Company (“DTC”) participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into the Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for 65,000 shares of the Fund (or multiples thereof).

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers.  The shares of the Fund are listed on the Exchange, and because shares trade at market prices rather than at net asset value, shares may trade at a value greater than or less than their net asset value.

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.    If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Advisor or the Sub-Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.